Loss Per Share Attributable to Ordinary Equity Holders of the Company (Tables)	12 Months Ended
Dec. 31, 2023
Loss Per Share Attributable to Ordinary Equity Holders of the Company [Abstract]
Schedule of Loss Per Share Basic and Diluted	Comparative loss per share (basic and diluted) was restated to give effect to the Share Exchange for comparability purposes (see note 1).
	2023	2022	2021
	US$	US$	US$
	per share	per share	per share
Basic and diluted loss per share
Total basic and diluted loss per share attributable to the ordinary equity holders of the Company	(17.92)	(102.43)	(143.21)
	2023	2022	2021
	US$	US$	US$
Loss
Loss attributable to the equity shareholders of the Company	172,600,513	49,441,815	30,932,005
	2023	2022	2021
Number of shares
Weighted-average number of ordinary shares	9,632,562	482,689	215,983